Consolidated Statements of Financial Position $ in Thousands, $ in Thousands, $ in Thousands	Dec. 31, 2023 CAD ($)	Dec. 31, 2022 CAD ($)
Current assets
Cash and cash equivalents	$ 43,500	$ 105,944
Restricted cash	2,424
Amounts receivable	3,952	11,046
Inventories	7,203	17,641
Other current assets	5,307	6,621
Sub total	62,341	141,252
Assets classified as held for sale	5,369
Total current assets	67,710	141,252
Non-current assets
Investments in associates	13,034	8,833
Other investments	19,393	33,819
Mining interests	451,695	580,479
Property, plant and equipment	97,285	111,696
Exploration and evaluation	70,135	55,126
Other assets	44,628	36,994
Total assets	763,880	968,199
Current liabilities
Accounts payable and accrued liabilities	25,379	31,106
Lease liabilities	1,049	1,208
Current portion of long-term debt	11,821	4,663
Deferred consideration and contingent payments	3,307	3,386
Contract liability	21	941
Environmental rehabilitation provision	4,204	9,738
Total current liabilities	45,781	51,042
Non-current liabilities
Lease liabilities	624	962
Long-term debt	5,102	12,256
Deferred consideration and contingent payments	10,545	13,252
Contract liability	31,700	54,252
Environmental rehabilitation provision	72,525	66,032
Warrant liability	11,552	16,395
Deferred income taxes		23,574
Other non-current liabilities	863
Total liabilities	178,692	237,765
Equity
Share capital	1,080,049	1,032,786
Warrants	11,859	1,573
Contributed surplus	18,722	12,857
Accumulated other comprehensive income (loss)	(14,529)	7,166
Deficit	(510,913)	(323,948)
Total shareholder's equity	585,188	730,434
Total liabilities and shareholder's equity	$ 763,880	$ 968,199